CONSOLIDATED BALANCE SHEETS - Class of Stock [Domain] - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 981	$ 1,453	$ 2,263
Restricted cash		0	38
Short-term bank deposits	92	83	154
Trade receivables	3	0
Inventories	207	234	0
Other accounts receivable and prepaid expenses	328	286	475
Total current assets	1,611	2,056	2,930
LEASE DEPOSITS	40	47	41
PROPERTY AND EQUIPMENT, NET	854	978	1,145
Total assets	2,505	3,081	4,116
CURRENT LIABILITIES:
Trade payables	856	708	586
Deferred revenues	78	24
Other accounts payable and accrued expenses	612	884	920
Total current liabilities	1,546	1,616	1,506
LIABILITY RELATED TO WARRANTS	$ 4,379	$ 4,003	$ 2,696
COMMITMENTS AND CONTINGENT LIABILITIES
CONVERTIBLE PREFERRED SHARES:
Series A Preferred Stock of $0.0001 par value - Authorized: 60,000 shares at June 30, 2015 (unaudited) and December 31, 2014; Issued and Outstanding: 35,600 and 41,652 shares at June 30, 2015 (unaudited) and December 31, 2014, respectively; Aggregate liquidation preference of $3,560 and $4,165 at June 30, 2015 (unaudited) and December 31, 2014, respectively	$ 2,357	$ 2,757	$ 0
STOCKHOLDERS' DEFICIT
Common Stock of $0.0001 par value - Authorized: 160,000,000 and 80,000,000 shares at June 30, 2015 (unaudited) and December 31, 2014, respectively; Issued and Outstanding: 31,476,212 and 16,233,430 shares at June 30, 2015 (unaudited) and December 31, 2014, respectively	3	2
Preferred Stock of $0.0001 par value - Authorized: 4,940,000 shares at June 30, 2015 (unaudited) and December 31, 2014; Issued and Outstanding: None at June 30, 2015 (unaudited) and December 31, 2014	0	0	$ 0
Additional paid-in capital	34,074	30,761	19,917
Accumulated deficit	(39,854)	(36,058)	(20,003)
Total stockholders' deficit	(5,777)	(5,295)	(86)
Total liabilities and stockholders' deficit	$ 2,505	$ 3,081	$ 4,116

[1]	Represents an amount lower than $1.